Cover	Feb. 24, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Avalon GloboCare Corp. is filing this Form 8-K/A (“Amendment No. 1”) to its Current Report on Form 8-K as originally filed with the Securities and Exchange Commission on Marh 2, 2026 (the “Original Filing”) to correct an inadvertent error in the number of shares reported as being issued pursuant to Item 3.02 of the Original Filing. No other changes have been made from the Original Filing.
Document Period End Date	Feb. 24, 2026
Entity File Number	001-38728
Entity Registrant Name	AVALON GLOBOCARE CORP.
Entity Central Index Key	0001630212
Entity Tax Identification Number	47-1685128
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4400 Route 9 South
Entity Address, Address Line Two	Suite 3100
Entity Address, City or Town	Freehold
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07728
City Area Code	(732)
Local Phone Number	780-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ALBT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false